Related Party Transactions (Details) - USD ($)										12 Months Ended
	Feb. 09, 2025	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Apr. 10, 2024	Jul. 31, 2023	Dec. 28, 2021	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jun. 21, 2023
Related Party Transactions [Line Items]
Purchase of shares (in Shares)			500,000
Founder shares, description										November 2021, the Company effected a 1.36672326 for 1 stock split of its common stock, so that the Sponsor owned an aggregate of 10,062,500 Founder Shares.
Working capital loans										$ 1,155,205	$ 360,060
Outstanding balance										300,000	300,000
Misallocated restricted funds				$ 800,000		$ 800,000
Extension note balance										1,155,205
Excess previously paid to the sponsor										120,000	120,000
Sponsor fee paid										40,000
Administrative support services fees										80,000	0
Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Principal amount					$ 422,182	1,500,000	$ 60,000
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount							$ 240,000
Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount				$ 1,500,000
Working capital loans										1,500,000
Outstanding balance										300,000
Excess previously paid to the sponsor										$ 10,000
Sponsor [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price (in Dollars per share)										$ 10
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party										$ 201,029	$ 80,020
Principal amount					$ 422,182
Full of received principal amount										$ 422,182
Isabelle Freidheim [Member]
Related Party Transactions [Line Items]
Principal amount						$ 600,000
Annual Interest Rate						6.00%
Full of received principal amount						$ 600,000
Kirthiga Reddy [Member]
Related Party Transactions [Line Items]
Principal amount						$ 200,000
Annual Interest Rate						6.00%
Full of received principal amount						$ 200,000
Polar Multi-Strategy Master Fund [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			$ 200,000
Issue of shares (in Shares)			500,000
Polar Capital Investment [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			$ 500,000
Subsequent Event [Member] | Kevin Wright and Jeanine Percival Wright Revocable Trust [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction	$ 500,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001
Issue of shares (in Shares)
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)									7,362,500
Common stock, par value (in Dollars per share)									$ 0.0001
Aggregate price amount									$ 25,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)		0.02	200,000
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001
Aggregate price amount		$ 25,000
Shares issued price (in Dollars per share)		$ 11.76
Issue of shares (in Shares)										9,835,000	9,835,000		8,881,250
Class A Common Stock [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)										$ 12
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)			200,000
Class A Common Stock [Member] | Subsequent Event [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)	300,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)								3,750
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares forfeited										$ 1,312,500		$ 1,181,250